Shareholders' equity - Corporate restructuring transactions (Details) - MXN ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other capital disclosures
Equity, as originally presented		$ 123,287	$ 115,410	$ 105,227	$ 107,758
Amounts recognized from merger of entities		83
Recognition of equity-settled share-based payments		336
Effect on sale of the Brokerage House, net of income tax	$ (19)	(19)
Merger | Corporate restructuring and mergers
Other capital disclosures
Amounts recognized from merger of entities	83
Recognition of equity-settled share-based payments	336
Effect on sale of the Brokerage House, net of income tax	(19)
Equity after Corporate Restructuring	115,810
Total Shareholders' Equity Attributable to the Parent
Other capital disclosures
Equity, as originally presented		123,255	115,381	105,172	107,700
Amounts recognized from merger of entities		83
Recognition of equity-settled share-based payments		336
Effect on sale of the Brokerage House, net of income tax		(19)
Total Shareholders' Equity Attributable to the Parent | Merger | Corporate restructuring and mergers
Other capital disclosures
Amounts recognized from merger of entities	83
Recognition of equity-settled share-based payments	336
Effect on sale of the Brokerage House, net of income tax	(19)
Equity after Corporate Restructuring	115,781
Share Capital
Other capital disclosures
Equity, as originally presented		25,660	8,086	8,086	8,086
Capitalization of share premium and accumulated reserves		17,574
Share Capital | Merger | Corporate restructuring and mergers
Other capital disclosures
Capitalization of share premium and accumulated reserves	17,574
Equity after Corporate Restructuring	25,660
Share Premium
Other capital disclosures
Equity, as originally presented			16,956	16,956	16,956
Capitalization of share premium and accumulated reserves		(16,956)
Share Premium | Merger | Corporate restructuring and mergers
Other capital disclosures
Capitalization of share premium and accumulated reserves	(16,956)
Accumulated Reserves
Other capital disclosures
Equity, as originally presented		79,227	72,838	65,190	68,235
Amounts recognized from merger of entities		83
Capitalization of share premium and accumulated reserves		(618)
Recognition of equity-settled share-based payments		319
Effect on sale of the Brokerage House, net of income tax		(19)
Accumulated Reserves | Merger | Corporate restructuring and mergers
Other capital disclosures
Amounts recognized from merger of entities	83
Capitalization of share premium and accumulated reserves	(618)
Recognition of equity-settled share-based payments	319
Effect on sale of the Brokerage House, net of income tax	(19)
Equity after Corporate Restructuring	72,603
Profit Attributable to the Parent
Other capital disclosures
Equity, as originally presented		19,353	18,678	16,536	14,051
Profit Attributable to the Parent | Merger | Corporate restructuring and mergers
Other capital disclosures
Equity after Corporate Restructuring	18,678
Valuation Adjustments
Other capital disclosures
Equity, as originally presented			(1,177)
Valuation Adjustments | Merger | Corporate restructuring and mergers
Other capital disclosures
Recognition of equity-settled share-based payments	17
Equity after Corporate Restructuring	(1,160)
Non-Controlling interest
Other capital disclosures
Equity, as originally presented		$ 32	$ 29	$ 55	$ 58
Non-Controlling interest | Merger | Corporate restructuring and mergers
Other capital disclosures
Equity after Corporate Restructuring	$ 29